Inventory and Floor Plan Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory and Floor Plan Notes Payable
Used vehicles	$ 11,202	$ 7,592
Parts		33
Total	$ 11,202	$ 7,625